UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital Limited

Address:  Regent House, 16-18 Ridgeway St.
          Douglas, Isle of Man
          IM1 1EN, British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Anderson Whamond
Title:    Managing Director
Phone:    +44 1624 640200


Signature, Place and Date of Signing:

  /s/ Anderson Whamond            British Isles            January 31, 2007
------------------------      ---------------------      ---------------------
      [Signature]                 [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1

Form 13F Information Table Entry Total:         25

Form 13F Information Table Value Total:   $402,728
                                          (thousands)


List of Other Included Managers:

No. Form 13F File Number Name

1. 28-11145 Charlemagne Capital (IOM) Limited



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

COLUMN 1                  COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6        CLMN 7         COLUMN 8
                                                       VALUE     SHRS OR   SH/  PUT    INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                    TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN  CALL   DISCRETION    MNGRS  SOLE       SHARED   NONE
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
AMERICA MOVIL S A DE C V  SPON ADR L SHS   02364W105   21,769     481,763  SH        SHARED-DEFINED    1                481,763
CENTRAL EUROPEAN DIST CO  COM              153435102   44,452   1,496,699  SH        SHARED-DEFINED    1              1,496,699
CENTRAL EUROPEAN DIST CO  COM              153435102    5,545     186,687  SH             SOLE       NONE   186,687
CENTRAL EUROPEAN MEDIA E  CLRA NEW         G20045202    5,459      77,986  SH        SHARED-DEFINED    1                 77,986
COMPANHIA VALE DO RIO DO  SPON ADR PFD     204412100   20,058     788,126  SH        SHARED-DEFINED    1                788,126
ECI TELECOM LTD           ORD              268258100    3,005     347,031  SH        SHARED-DEFINED    1                347,031
ENERSIS S A               SPONSORED ADR    29274F104    3,318     207,904  SH        SHARED-DEFINED    1                207,904
GRUPO TELEVISA SA DE CV   SP ADR REP ORD   40049J206   10,210     378,080  SH        SHARED-DEFINED    1                378,080
ICICI BK LTD              ADR              45104G104    6,419     153,981  SH        SHARED-DEFINED    1                153,981
KOOKMIN BK NEW            SPONSORED ADR    50049M109    3,581      44,412  SH        SHARED-DEFINED    1                 44,412
MECHEL OAO                SPONSORED ADR    583840103    4,841     190,300  SH        SHARED-DEFINED    1                190,300
MOBILE TELESYSTEMS OJSC   SPONSORED ADR    607409109   56,374   1,123,547  SH        SHARED-DEFINED    1              1,123,547
MOBILE TELESYSTEMS OJSC   SPONSORED ADR    607409109   11,345     226,113  SH             SOLE       NONE   226,113
OPEN JT STK CO-VIMPEL CO  SPONSORED ADR    68370R109  145,863   1,848,115  SH        SHARED-DEFINED    1              1,848,115
OPEN JT STK CO-VIMPEL CO  SPONSORED ADR    68370R109   18,127     229,678  SH             SOLE       NONE   229,678
PETROLEO BRASILEIRO SA P  SPONSORED ADR    71654V101   19,953     213,462  SH        SHARED-DEFINED    1                213,462
POSCO                     SPONSORED ADR    693483109      341       4,126  SH        SHARED-DEFINED    1                  4,126
SANTANDER BANCORP         COM              802809103    2,458      51,100  SH        SHARED-DEFINED    1                 51,100
SASOL LTD                 SPONSORED ADR    803866300      299       8,105  SH        SHARED-DEFINED    1                  8,105
TAIWAN SEMICONDUCTOR MFG  SPONSORED ADR    874039100      665      60,838  SH        SHARED-DEFINED    1                 60,838
TATA MTRS LTD             SPONSORED ADR    876568502    2,894     142,016  SH        SHARED-DEFINED    1                142,016
TELECOMUNICACOES DE SAO   SPONSORED ADR P  87929A102      780      30,600  SH        SHARED-DEFINED    1                 30,600
TENARIS S A               SPONSORED ADR    88031M109    4,176      83,800  SH        SHARED-DEFINED    1                 83,800
TEVA PHARMACEUTICAL INDS  ADR              881624209    7,224     232,439  SH        SHARED-DEFINED    1                232,439
WIMM BILL DANN FOODS OJS  SPONSORED ADR    97263M109    3,572      53,659  SH        SHARED-DEFINED    1                 53,659
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









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